Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	598,476,525.70	30,587
Yield Supplement Overcollateralization Amount 11/30/19	34,941,518.20	0
Receivables Balance 11/30/19	633,418,043.90	30,587
Principal Payments	22,534,799.08	543
Defaulted Receivables	1,280,010.54	57
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	33,014,768.48	0
Pool Balance at 12/31/19	576,588,465.80	29,987

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.25%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	7,052,785.26	300
Past Due 61-90 days	1,658,328.09	76
Past Due 91-120 days	256,130.28	13
Past Due 121+ days	0.00	0
Total	8,967,243.63	389

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.47%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	606,159.13
Aggregate Net Losses/(Gains) - December 2019	673,851.41
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.28%
Prior Net Losses Ratio	0.78%
Second Prior Net Losses Ratio	0.85%
Third Prior Net Losses Ratio	0.47%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Overcollateralization Target Amount	15,279,594.34
Actual Overcollateralization	15,279,594.34
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.37%
Weighted Average Remaining Term	48.63

Flow of Funds	$ Amount
Collections	24,946,445.70
Investment Earnings on Cash Accounts	8,434.40
Servicing Fee	(527,848.37)
Transfer to Collection Account	0.00
Available Funds	24,427,031.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,412,664.60
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,028,431.97
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	15,279,594.34
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,619,754.15

Total Distributions of Available Funds	24,427,031.73

Servicing Fee	527,848.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 12/16/19	582,616,897.77
Principal Paid	21,308,026.31
Note Balance @ 01/15/20	561,308,871.46

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2
Note Balance @ 12/16/19	136,996,897.77
Principal Paid	21,308,026.31
Note Balance @ 01/15/20	115,688,871.46
Note Factor @ 01/15/20	31.3519977%

Class A-3
Note Balance @ 12/16/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	326,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-4
Note Balance @ 12/16/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	89,060,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	30,560,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,499,251.27
Total Principal Paid	21,308,026.31
Total Paid	22,807,277.58

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	319,659.43
Principal Paid	21,308,026.31
Total Paid to A-2 Holders	21,627,685.74

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.4983223
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.2948235
Total Distribution Amount	22.7931458

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.8662857
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.7453288
Total A-2 Distribution Amount	58.6116145

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	282.92
Noteholders' Principal Distributable Amount	717.08

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,546,066.61
Investment Earnings	3,678.50
Investment Earnings Paid	(3,678.50)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61